497(e)
                                                                       333-72596
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SUPPLEMENT DATED AUGUST 13, 2009 TO
PROSPECTUSES DATED MAY 1, 2009 FOR

MONY VARIABLE UNIVERSAL LIFE
MONY CUSTOM EQUITY MASTER
THE MONYEQUITY MASTER
MONY VARIABLE ANNUITY
MONY CUSTOM MASTER
THE MONYMASTER

ISSUED BY:

MONY LIFE INSURANCE COMPANY OF AMERICA




This Supplement modifies certain information in the above-referenced Prospectuses and Supplements to Prospectuses and Statements of Additional Information as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


CHANGE OF ADDRESS

Effective October 17, 2009, the address to which you send payment has changed. Please replace the shaded sub-section entitled "By mail:" in your Prospectus section "How to reach us," under "Who is MONY Life Insurance Company of America?," with the following:


HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your Contract or the Portfolios, you may communicate with our processing office as listed below for the purposes described. Please refer to "Telephone/Fax/Web Transactions" for effective dates for processing telephone, Internet, and facsimile requests, later in this prospectus. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

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 FOR CORRESPONDENCE WITH CHECKS:
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FOR SUBSEQUENT CONTRIBUTIONS SENT BY REGULAR MAIL:
     MONY Life Insurance Company of America
     P.O. Box 5064
     New York, NY 10087-5064


FOR SUBSEQUENT CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
     JPMorgan Chase - Lockbox Processing
     Lockbox - MONY Life Insurance Company of America - LBX 5064
     4 Chase Metrotech Center
     7th Floor East
     Brooklyn, NY 11245


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 FOR CORRESPONDENCE WITHOUT CHECKS:
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FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR
REQUIRED NOTICES) SENT BY MAIL:
     MONY Life Insurance Company of America
     Policyholder Services
     100 Madison Street
     Syracuse, New York 13202

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Syracuse, New York 13202.



  Copyright 2009. MONY Life Insurance Company of America. All rights reserved.
                1290 Avenue of the Americas. New York, NY 10104
                                  212-554-1234

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